Note 4 - Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

4. Notes Payable

Senior Credit Agreement

On April 19, 2013, the Company entered into a Credit Agreement (the “Senior Credit Agreement”) by and among it and certain of its direct and indirect domestic subsidiaries party thereto from time to time (including Reach Media and Symon) as borrowers (the “Borrowers”), certain of its direct and indirect domestic subsidiaries party thereto from time to time as guarantors (the “Guarantors” and, together with the Borrowers, collectively, the “Loan Parties”, and the financial institutions from time to time party thereto as lenders (the “Senior Lenders”).

The Senior Credit Agreement provides for a five-year $24 million senior secured term loan facility (the “Senior Credit Facility”), which was funded in full on April 19, 2013. The Senior Credit Facility is guaranteed jointly and severally by the Guarantors, and is secured by a first-priority security interest in substantially all of the existing and future assets of the Loan Parties (the “Collateral”).

The Senior Credit Facility bears interest at a rate per annum equal to the Base Rate plus 7.25% or the LIBOR Rate plus 8.5%, at the election of the Borrowers. If an event of default has occurred and is continuing under the Senior Credit Agreement, the interest rate applicable to borrowings under the Senior Credit Agreement will automatically be increased by 2% per annum. The “Base Rate” and the “LIBOR Rate” are defined in a manner customary for credit facilities of this type. The LIBOR Rate is subject to a floor of 1.5%.

The Company is required to make quarterly principal amortization payments in the amount of $600,000 (subject to adjustment as provided in the Senior Credit Agreement), with the first such amortization payment due on July 1, 2013. Subject to certain conditions contained in the Senior Credit Agreement, the Company may prepay the principal of the Senior Credit Facility in whole or in part. In addition, the Company is required to prepay the principal of the Senior Credit Facility (subject to certain basket amounts and exceptions) in amounts equal to (i) 50% of the “Excess Cash Flow” of the Company and its subsidiaries for each fiscal year (as defined in the Senior Credit Agreement); (ii) 100% of the net cash proceeds from asset sales, debt issuances or equity issuances by the Company or any of the other Loan Parties; and (iii) 100% of any cash received by the Company or any of the other Loan Parties not in the ordinary course of business (excluding cash from asset sales and debt and equity issuances), net of reasonable collection costs.

The Company is not required to make any mandatory prepayment to the extent that, after giving effect to such mandatory prepayment, the unrestricted cash on hand of the Loan Parties would be less than $5 million. The amount of any mandatory prepayment not prepaid as a result of the foregoing sentence will be deferred and shall be due and owing on the last day of each month thereafter, but in each case solely to the extent that unrestricted cash on hand of the Loan Parties would exceed or equal $5 million after giving effect thereto.

In the event of any mandatory or optional prepayment under the Senior Credit Agreement or the termination of the Senior Credit Agreement prior to April 19, 2018, the Company will be required to pay the Senior Lenders a prepayment fee equal to the following percentage of the amount repaid or prepaid: 3% if such prepayment or termination occurs prior to April 19, 2014; 2% if such prepayment or termination occurs prior to April 19, 2015; and 1% if such prepayment or termination occurs prior to April 19, 2016. Amounts repaid or prepaid under the Senior Credit Agreement will not be available for borrowing.

The Senior Credit Agreement includes customary representations and warranties, restrictive covenants, including covenants limiting the ability of the Company to incur indebtedness and liens; merge with, make an investment in or acquire any property or assets of another entity; pay cash dividends; repurchase shares of its outstanding stock; make loans and other investments; dispose of assets (including the equity securities of its subsidiaries); prepay the principal on any subordinate indebtedness; enter into certain transactions with its affiliates; or change its principal business (in each case, subject to certain basket amounts and exceptions). The Senior Credit Agreement also includes customary financial covenants, including minimum Consolidated EBITDA (as defined in the Senior Credit Agreement) requirements, and maximum leverage ratios, tested quarterly, as well as customary events of default.

In connection with the Company's public offering of common stock (see Note 14), the Company received a waiver from the Senior Lenders, pursuant to which the first $10,000,000 of proceeds from that offering were required to be used to pay down the Senior Credit facility. The remaining proceeds will be available for general corporate purposes, which may include the funding of growth initiatives in sales and marketing, capital expenditures, working capital, and/or strategic acquisitions.

Junior Credit Agreement

On April 19, 2013, the Company entered into a Junior Credit Agreement by and among the Borrowers, the Guarantors, and the financial institutions from time to time party thereto as lenders (the “Junior Lenders”).

The Junior Credit Agreement provides for a five and a half year unsecured $2.5 million junior Term Loan A (issued with an original issue discount of $315,000) and a five and a half year unsecured $7.5 million junior Term Loan B (the “Junior Loans”). Each of the Junior Loans were funded in full on April 19, 2013. The Junior Loans are guaranteed jointly and severally by the Guarantors.

The Term Loan A bears interest at a fixed rate of 12% per annum and the Term Loan B bears interest at a fixed rate equal to the greater of 16% per annum and the current rate of interest under the Senior Credit Agreement relating to the Senior Credit Facility plus 4%. Interest owing under the Term B Loan shall be paid quarterly in arrears of which 12% will be paid in cash and the remaining amount owed will be paid in kind If an event of default has occurred and is continuing under the Junior Credit Agreement, borrowings under the Junior Credit Agreement will automatically be subject to an additional 2% per annum interest charge.

Borrowings under the Junior Credit Agreement are generally due and payable on the maturity date, October 19, 2018. Following the repayment in full of the Senior Credit Facility, the Company may voluntarily prepay the principal of the Junior Loans in whole or in part. In addition, the Company will be required to prepay the Junior Loans in full upon the occurrence of a “change of control” under the Junior Credit Agreement (generally defined as (i) the acquisition by any person or “group” (within the meaning of Rules 13d-3 and 13d-5 under the Securities Exchange Act of 1934 as in effect on April 19, 2013), other than certain named parties and their respective controlled affiliates, of more than 45% of the outstanding shares of the Company’s common stock; (ii) subject to certain exceptions, the failure by the Company to directly or indirectly own 100% of the issued and outstanding capital stock of each other Loan Party and its subsidiaries, free and clear of all liens other than the liens created under the Senior Credit Agreement); (iii) the cessation of the Company’s current Executive Chairman (unless a successor reasonably acceptable to the Junior Lenders is appointed on terms reasonably acceptable to such parties within 90 days of such cessation); (iv) the listing of any person who owns a controlling interest in or otherwise controls a Loan Party on the Specially Designated Nationals and Blocked Person List maintained by the Office of Foreign Assets Control (“OFAC”), Department of the Treasury, and/or any other similar lists maintained by OFAC pursuant to any authorizing statute, Executive Order or regulation or (B) a person designated under Executive Order No. 13224 (September 23, 2001), any related enabling legislation or any other similar Executive Orders or law; or (v) the occurrence of a “Change of Control” as defined in the Senior Credit Agreement).

In the event of any mandatory or optional prepayment under the Junior Credit Agreement or the termination of the Junior Credit Agreement prior to October 19, 2018, the Company will be required to pay the Junior Lenders a prepayment fee equal to the following percentage of the amount repaid or prepaid: 5% if such prepayment or termination occurs prior to the thirteenth month following April 19, 2013; 4% if such prepayment or termination occurs from the thirteenth month following April 19, 2013 but prior to the twenty-fifth month thereafter; 3% if such prepayment or termination occurs from the twenty-fifth month following April 19, 2013 but prior to the thirty-first month thereafter; 2% if such prepayment or termination occurs from the thirty-first month following April 19, 2013 but prior to the thirty seventh-month thereafter; and 1% if such prepayment or termination occurs from the thirty-seventh month following April 19, 2013 but prior to the forty-third month thereafter. Amounts repaid or prepaid under the Junior Credit Agreement will not be available for borrowing.

The Junior Credit Agreement contains substantially the same representations and warranties, affirmative and negative covenants and financial covenants as the Senior Credit Agreement, except that the permitted baskets in the Junior Credit Agreement are generally higher than under the Senior Credit Agreement, and the financial covenant requirements and ratios are 15% looser than under the Senior Credit Agreement. In addition, the Junior Credit Agreement includes additional covenants intended to ensure that any Junior Lender that is a small business investment company complies with the applicable rules and regulations of the Small Business Administration, including a covenant granting the Junior Lenders Board of Director observation rights.

The Junior Credit Agreement also contains substantially the same events of default as under the Senior Credit Agreement, except that the thresholds included in the Junior Credit Agreement are generally higher than under the Senior Credit Agreement. The Junior Credit Agreement includes cross-default provisions tied to either (1) the acceleration of the indebtedness under the Senior Credit Agreement or (2) the occurrence of an event of default under any of our other indebtedness or of any of the other Loan Parties having a principal balance in excess of $575,000.

The loans under the Junior Credit Agreement are subordinated to the Senior Credit Facility pursuant to the terms of a Subordination Agreement dated as of April 19, 2013 between the Junior Lenders and the Loan Parties.

In consideration for the Term Loan A under the Junior Credit Agreement, the Company issued to the Junior Lenders an aggregate of 31,500 shares of its common stock on April 19, 2013. In addition, on April 19, 2013, the Company also issued an aggregate of 31,500 shares of its common stock to certain affiliates of the Senior Lenders for their services in connection with arranging and structuring the financing provided under the Junior Credit Agreement.

4. Note Payable

At January 31, 2011, the Company’s note payable to a bank had a balance of $5,000,000. During the year ended January 31, 2012, the Company paid the remaining balance of its note payable. The Company’s note had an interest rate equal to, at the Company’s option, either 1.25% above the prime rate or 4.25% above the LIBOR rate. Interest expense on the note totaled $0, $108,382 and $464,677 for the years ended January 31, 2013, 2012 and 2011, respectively.

As part of the credit facility with the bank, the Company also has a $2,000,000 revolving credit facility. The Company has no outstanding draws on the credit facility at January 31, 2013 and the entire balance is available for future borrowings.  The credit facility is secured by substantially all assets of the Company and matures on April 4, 2013. The credit facility bears interest at a variable rate which was 5.25% as of January 31, 2013.

The credit facility contains numerous financial covenants, violation of which results in an event of a default. The Company was in compliance with all covenants as of January 31, 2013.